Property and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	$ 16,479
Property, plant and equipment at end of period	12,496	$ 16,479
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	32,506	29,287
Additions / Depreciation charge for the year	128	3,630
Disposals		(568)
Net exchange differences	(1,707)	157
Property, plant and equipment at end of period	30,927	32,506
Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(16,027)	(12,676)
Additions / Depreciation charge for the year	(3,355)	(3,622)
Disposals		364
Net exchange differences	951	(93)
Property, plant and equipment at end of period	(18,431)	(16,027)
Artwork
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,573
Property, plant and equipment at end of period	7,089	7,573
Artwork | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	7,573	7,519
Additions / Depreciation charge for the year	0	0
Disposals		0
Net exchange differences	(484)	54
Property, plant and equipment at end of period	7,089	7,573
Artwork | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	0	0
Additions / Depreciation charge for the year	0	0
Disposals		0
Net exchange differences	0	0
Property, plant and equipment at end of period	0	0
Furniture and fixtures
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	402
Property, plant and equipment at end of period	310	402
Furniture and fixtures | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	2,981	2,876
Additions / Depreciation charge for the year	2	95
Disposals		0
Net exchange differences	(160)	10
Property, plant and equipment at end of period	2,823	2,981
Furniture and fixtures | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,579)	(2,496)
Additions / Depreciation charge for the year	(98)	(101)
Disposals		0
Net exchange differences	164	18
Property, plant and equipment at end of period	(2,513)	(2,579)
Computer hardware and software
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	154
Property, plant and equipment at end of period	180	154
Computer hardware and software | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	3,036	2,930
Additions / Depreciation charge for the year	126	101
Disposals		0
Net exchange differences	(160)	5
Property, plant and equipment at end of period	3,002	3,036
Computer hardware and software | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(2,882)	(2,774)
Additions / Depreciation charge for the year	(93)	(93)
Disposals		0
Net exchange differences	153	(15)
Property, plant and equipment at end of period	(2,822)	(2,882)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	1,456
Property, plant and equipment at end of period	840	1,456
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,026	5,721
Additions / Depreciation charge for the year	0	497
Disposals		(196)
Net exchange differences	(372)	4
Property, plant and equipment at end of period	5,654	6,026
Leasehold improvements | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(4,570)	(3,720)
Additions / Depreciation charge for the year	(522)	(1,077)
Disposals		196
Net exchange differences	278	31
Property, plant and equipment at end of period	(4,814)	(4,570)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	6,894
Property, plant and equipment at end of period	4,077	6,894
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	12,890	10,241
Additions / Depreciation charge for the year	0	2,937
Disposals		(372)
Net exchange differences	(531)	84
Property, plant and equipment at end of period	12,359	12,890
Right of use assets | Accumulated amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment at beginning of period	(5,996)	(3,686)
Additions / Depreciation charge for the year	(2,642)	(2,351)
Disposals		168
Net exchange differences	356	(127)
Property, plant and equipment at end of period	$ (8,282)	$ (5,996)